Business Description	6 Months Ended
Jun. 30, 2024
Business Description [Abstract]
BUSINESS DESCRIPTION

NOTE 1 – BUSINESS DESCRIPTION

Mingteng International Corporation Inc. (“Mingteng International” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on September 20, 2021. It is a holding company with no business operations.

On November 4, 2021, Mingteng International formed its wholly-owned subsidiary, Mingteng International Hong Kong Group Limited (“Mingteng HK”) in Hong Kong. On September 26, 2022, Mingteng HK formed its wholly-owned subsidiary, Wuxi Ningteng Intelligent Manufacturing Co., Ltd. (“Ningteng WFOE”) in the People’s Republic of China (“PRC”).

Wuxi Mingteng Mould Technology Co., Ltd. (“Wuxi Mingteng Mould”) is a limited liability company incorporated on December 15, 2015 under the laws of the PRC. Wuxi Mingteng Mould is a wholly owned subsidiary of Ningteng WFOE and is our operating entity. Wuxi Mingteng Mould is primarily engaged in providing clients with comprehensive and personalized mold services and solutions in the PRC, including mold design and development; mold production, repair, testing and adjustment.

On April 22, 2024, Mingteng International completed its initial public offering on the Nasdaq Stock Market, issuing 1,050,000 Ordinary Shares with a nominal or par value of US$0.00001 per share and offering price at $4.00 per share, with gross proceeds of $4.20 million. On May 10, 2024, Mingteng International issued additional shares of 157,500, which related to the over-allotment arrangement, with nominal or par value of US$0.00001 per share and offering price at $4.00 per share, with gross proceeds of $0.63 million. After deducting underwriting discounts, offering expenses and deferred offering costs, the Company received total net proceeds of approximately $2.06 million.

Mingteng International’s current corporate structure is as follows:

Mingteng International conducts all of its operations in China through its operating subsidiary, Wuxi Mingteng Mould.